CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Software licenses	$ 2,437	$ 2,930	$ 1,111
Services	9,687	8,948	6,867
Maintenance	4,249	3,748	2,789
Total revenues	16,373	15,626	10,767
Cost of revenues:
Software licenses	175	170	62
Services	5,813	5,417	6,018
Maintenance	496	353	629
Total cost of revenues	6,484	5,940	6,709
Gross profit	9,889	9,686	4,058
Operating expenses:
Research and development	3,481	2,918	3,541
Sales and marketing	5,052	4,398	4,787
General and administrative	2,998	3,107	2,975
Total operating expenses	11,531	10,423	11,303
Operating loss	(1,642)	(737)	(7,245)
Financial income, net	1,941	473	856
Income (loss) before taxes	299	(264)	(6,389)
Income tax benefit (expense)	(967)	382	(55)
Net income (loss)	$ (668)	$ 118	$ (6,444)
Basic net earnings (loss) per share	$ (0.16)	$ 0.03	$ (1.55)
Diluted net earnings (loss) per share	$ (0.16)	$ 0.03	$ (1.55)
Weighted average number of shares used in computing basic net earnings (loss) per share	4,159,576	4,159,134	4,159,134
Weighted average number of shares used in computing diluted net earnings (loss) per share	4,159,576	4,166,033	4,159,134